Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 1,331	$ 686	$ 2,137	$ 8,722
General and administrative	863	694	2,982	2,341
Grant reimbursements	(94)
Total operating expenses, net	2,100	1,380	5,119	11,063
Loss from operations	(2,100)	(1,380)	(5,119)	(11,063)
Interest expense, net	(268)	(143)	(992)	(515)
Other income (expense), net	(94)		126	17
Net loss	$ (2,462)	$ (1,523)	$ (5,985)	$ (11,561)